Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

19. Income Taxes
19.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2023	2022
	(restated, see Note 2)
Deferred tax assets(1)	$3,878	$3,466
Deferred tax liabilities(1)	281	468
Net deferred tax asset	$3,597	$2,998

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2022	$516	$1,716	$84	$986	$242	$(546)	$2,998
Acquisitions (disposals) through business combinations(3)	13	(9)	—	(42)	8	(117)	(147)
Charged to statement of operations	(564)	849	(5)	67	49	489	885
Charged to other comprehensive income	(68)	(18)	—	(30)	38	(23)	(101)
Charged to equity, other than other comprehensive income	2	(56)	—	6	—	24	(24)
Foreign exchange rate movements and Other	(1)	(3)	(3)	(11)	(10)	14	(14)
As at December 31, 2023	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.
(3)    Refer to Note 3.

(restated, see Note 2)	Investments	Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526
IFRS 17 and 9 transition adjustments	(857)	2,037	—	—	—	—	1,180
As at January 1, 2022	(2,035)	3,764	74	853	301	(251)	2,706
Acquisitions (disposals) through business combinations(3)	1	10	—	32	8	(277)	(226)
Charged to statement of operations	2,340	(2,153)	4	(10)	(6)	(7)	168
Charged to other comprehensive income	202	85	—	92	(75)	—	304
Charged to equity, other than other comprehensive income	—	—	—	15	—	—	15
Foreign exchange rate movements and Other	8	10	6	4	14	(11)	31
As at December 31, 2022	$516	$1,716	$84	$986	$242	$(546)	$2,998

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.
(3)    Refer to Note 3.
We have accumulated non-capital tax losses, primarily in Canada, Indonesia and Vietnam, totaling $4,388 (2022 — $4,349). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have net capital losses of $9 (2022 — $10) for which a deferred tax asset of $2 (2022 — $2) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $597 as of December 31, 2023 (2022 — $696) primarily in Indonesia and Vietnam. We also have capital losses of $nil in the UK (2022 — $434) and $202 in Canada (2022 — $275) for which a deferred tax asset of $26 (2022 — $181) has not been recognized. 2022 comparatives included losses in Sun Life UK which was sold in 2023.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2030 and the capital losses can be carried forward indefinitely. The non-capital losses in Indonesia and Vietnam can be carried forward five years. The capital losses in the U.S. can be carried forward five years.

A tax recovery of $7 arose on the sale of Sun Life UK.

Recent amendments to IAS 12 provide a mandatory temporary exception to the recognition and disclosure of information about deferred taxes arising from Pillar Two, and we have applied this temporary exception. Since the Pillar Two legislation was not effective at the reporting date, the group has no related current tax exposure. Our deferred taxes will not reflect impacts of Pillar Two while the mandatory temporary exception is applicable. The global minimum tax rules will apply to Sun Life effective January 1, 2024, however the timing of the substantive enactment of these rules in most jurisdictions where Sun Life operates is uncertain. Under the legislation, Sun Life is liable to pay a top-up tax for the difference between the effective tax rate under the Pillar Two rules on a jurisdiction-by-jurisdiction basis and the 15% minimum rate. For the jurisdictions in which Sun Life operates where the rules are considered substantively enacted, it is expected that the rules will not have a significant impact on Sun Life’s Consolidated Financial Statements when they become effective.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2023, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $4,606 (2022 — $4,397).
19.B Income Tax Expense (Benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2023	2022
	(restated, see note 2)
Current income tax expense (benefit):
Current year	$1,187	$781
Adjustments in respect of prior years, including resolution of tax disputes	159	(67)
Total current income tax expense (benefit)	1,346	714
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(637)	(82)
Adjustments in respect of prior years, including resolution of tax disputes	(172)	48
Tax expense (benefit) arising from unrecognized tax losses	(25)	18
Tax rate and other legislative changes	(51)	(152)
Total deferred income tax expense (benefit)	(885)	(168)
Total income tax expense (benefit)	$461	$546

Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2023	2022
	(restated, see note 2)
Recognized in other comprehensive income:
Current income tax benefit (expense)	$—	$2
Deferred income tax benefit (expense)	(101)	304
Total recognized in other comprehensive income	(101)	306
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	(24)	15
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(125)	$321
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2023		2022
			(restated, see note 2)
		%		%
Total net income (loss)	$3,469		$3,080
Add: Income tax expense (benefit)	461		546
Total net income (loss) before income taxes	$3,930		$3,626
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,091	27.8	$1,006	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(5.7)	(218)	(6.0)
Tax-exempt investment (income) loss	(304)	(7.7)	(128)	(3.5)
Adjustments in respect of prior years, including resolution of tax disputes	(13)	(0.3)	(19)	(0.5)
Tax (benefit) cost of unrecognized tax losses and tax credits	(25)	(0.7)	18	0.5
Tax rate and other legislative changes	(51)	(1.3)	(152)	(4.2)
Other	(15)	(0.4)	39	0.9
Total tax expense (benefit) and effective income tax rate	$461	11.7	$546	15.0

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 25%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, earnings arising in tax jurisdictions with statutory rates lower than 27.75% reduce our tax expense and these differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions. The benefit reported in 2023 included slightly higher income in jurisdictions with low statutory income tax rates compared to 2022.

Tax-exempt investment (income) loss includes tax rate differences related to various types of investment income or losses that are taxed at rates lower than our statutory income tax rate. Examples include, but are not limited to, dividend income, capital gains arising in Canada and changes in market values including those resulting from fluctuations in foreign exchange rates.

Adjustments in respect of prior periods, including the resolution of tax disputes, relate mainly to the resolution of Canadian tax matters and the finalization of the prior year’s Canadian and U.S. tax filings. In 2022, it included the finalization of the prior year's UK tax filings.

Tax (benefit) cost of unrecognized tax losses and tax credits primarily reflects unrecognized losses in Asia, as well as the recognition of previously unrecognized deferred tax assets in the U.S. In 2022, it mainly reflected unrecognized losses in Asia and the UK.

In assessing unrecognized deferred tax assets, management has determined that it has become probable that future taxable profit will allow deferred tax assets in the U.S. to be recovered. Our U.S. subsidiaries had state net operating losses and other future deductions in computing state income taxes, for which deferred tax assets had previously not been recognized. Management has concluded that it is probable that these subsidiaries, and other historically profitable subsidiaries with which it files consolidated (unitary) state income tax returns, will generate sufficient taxable profit against which the unused state losses and deductions can be utilized. The benefit will be realized in future years through a reduction in current income taxes payable.

Tax rate and other legislative changes reflects a benefit relating to the recognition of a deferred tax asset in Bermuda. On December 27, 2023, Bermuda enacted a Corporate Income Tax regime which will apply a 15% income tax beginning on January 1, 2025. The enacted legislation provides an economic transition adjustment that aligns an entity's tax basis starting point more closely with its economic position prior to the application of the Corporate Income Tax, and can reduce Bermuda income taxes in the future. In 2022, tax rate and other legislative changes included a benefit relating to the remeasurement of our deferred tax balances as a result of a Canadian income tax rate change.

Other primarily reflects withholding taxes on distributions from our foreign subsidiaries, the benefit relating to investments in joint ventures in Asia, and the impact of taxable income attributable to NCI. In 2022, Other included the tax impact of the non-deductible goodwill impairment charge relating to the sale of Sun Life UK and the reversal of withholding taxes no longer expected to be paid.